Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Statement of compliance
Statement of compliance
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual IFRSs, International Accounting Standards and related interpretations issued by the IASB.
The significant accounting policies that have been used in the preparation of these consolidated financial statements are disclosed below. These policies have been consistently applied to all the years presented unless otherwise stated. The adoption of new or amended IFRSs and the impacts on the Company’s financial statements, if any, are disclosed in
Note 3
.

Basis of preparation
Basis of preparation
The Group’s consolidated financial statements have been prepared on the historical cost basis. Historical cost is generally based on the fair value of the consideration given in exchange for goods.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are accounted for in accordance with IFRS 16 (since January 1, 2019) or IAS 17 (before application of IFRS 16), and measurements that have some similarities to fair value but are not fair value, such as net reali
z
able value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.
The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business slowdowns or shutdowns, depress demand for the Company’s business, and adversely impact its results of operations. During the year ended December 31, 2020, the Company faced increasing uncertainties around its estimates of revenue collectability, accounts receivable credit losses, impairment of inventory and long-lived assets. The Company expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the COVID-19 pandemic. Its estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in its consolidated financial statements.
Judgments made by management in the application of
IFRS
s that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 4.

Basis of consolidation

Revenue from contracts with customers
Revenue from contracts with customers
The Group’s revenues are principally from sales of commercial vehicle wheels to customers in the PRC and international markets. Revenue arising from sales made to PRC customers consists of sales to original equipment manufacturers (“OEMs”) and tier-one distributors who then resell the Group’s products to retail end-users in the aftermarket through tier-two distributors. The Group sells only to tier-one distributors and it does not sell directly to the tier-two distributors or end-users in the aftermarket.
The Group offers discounts or rebates based on the contractual percentages of sales to OEMs in settlement of warranty obligations and the OEMs have no other right of return.
The Group’s sales to
tier-one
distributors and international sales to international distributors and vehicle manufacturers do not have rights of returns or warranty obligations.
Under IFRS 15, the Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.
A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.

Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

•	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;

•	the Group’s performance creates or enhances an asset that the customer controls as the Group performs; or

•	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service.
Sale of goods
The Group manufactures and sells a range of commercial vehicle wheels in the market. Depending on the contractual arrangement with customers, sales are recognized when control of the products has transferred, being when the risk and rewards have been transferred, the customer has full discretion over the channel and price to sell the products, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products.
The Group derives revenue from the transfer of goods and is mainly at a point in time.
Presentation of contract assets and liabilities
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.
A contract asset and a contract liability relating to a contract are accounted for on a net basis.
Variable consideration
For contracts that contain variable consideration (i.e. sales rebate), the Group estimates the amount of consideration to which it will be entitled using either (a) the expected value method or (b) the most likely amount, depending on which method better predicts the amount of consideration to which the Group will be entitled.
The estimated amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.
At the end of each reporting period, the Group updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

Sale with a right of return/exchange
For a sale of products with a right of return/exchange for dissimilar products, the Group recognizes all of the following:

(a)
revenue for the transferred products in the amount of consideration to which the Group expects to be entitled (therefore, revenue would not be recognized for the products expected to be returned/exchanged);

(b)	a refund liability/contract liability; and

(c)	an asset (and corresponding adjustment to cost of sales) for its right to recover products from customers.

Cost of sales

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress as described below are stated in the consolidated statements of financial position at cost less subsequent accumulated depreciation and accumulated impairment losses, if any.
Properties, plant and equipment in the course of construction for production, supply or administrative purposes and equipment pending for installation are carried at cost, less any recognized impairment loss. Costs include professional fees and, for qualifying assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.
Depreciation is recognized so as to write off the cost of items of property, plant and equipment other than construction in progress, over their estimated useful lives and after taking into account their estimated residual value, using the straight line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Historical cost includes expenditure that is directly attributable to the acquisition of the items. Cost may also include transfers from equity of any gains/losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the net proceeds on disposal and the carrying amount of the asset and is recognized in profit or loss on the date of retirement or disposal.

Leased assets
Leased assets
At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
The Group as lessee (upon application of IFRS 16)
Allocation of consideration to components of a contract
For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.
Non-lease
components are separated from lease component on the basis of their relative stand-alone prices.
As a practical expedient, leases with similar characteristics are accounted on a portfolio basis when the Group reasonably expects that the effects on the consolidated financial statements would not differ materially from individual leases within the portfolio.
At the lease commencement date, the Group recognizes a
right-of-use
asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. When the Group enters into a lease in respect of a
low-value
asset, the Group decides whether to capitalize the lease on a lease-by-lease
basis. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.
Right-of-use
assets
The cost of
right-of-use
asset includes:

•	the amount of the initial measurement of the lease liability;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the Group; and

•
an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents
right-of-use
assets as a separate line item on the consolidated statement of financial position.
Lease liabilities
At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

•	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable by the Group under residual value guarantees;

•	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and

•	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.
Variable lease payments that reflect changes in market rental rates are initially measured using the market rental rates as at the commencement date. Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use
assets, and are recognized as expense in the period in which the event or condition that triggers the payment occurs.
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use
assets) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.

•
the lease payments change due to changes in market rental rates following a market rent review in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.
Lease modifications
The Group accounts for a lease modification as a separate lease if:

•	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

•
the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

When the modified contract contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The Group as a lessee (prior to January 1, 2019)
The Group as a lessee (prior to January 1, 2019)
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Where the Group has the use of assets under operating leases, payments made under the leases are charged to profit or loss in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rentals are charged as expenses in the accounting period in which they are incurred.

Foreign currencies
Foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchanges prevailing on the date of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.
The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

Related parties
Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.
Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Government grants

Employee benefits
Employee benefits
Short term employee benefits and contributions to defined contribution retirement plans
Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary
benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.
Payments to defined contribution scheme are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit schemes are dealt with as payments to defined contribution scheme where the Group’s obligations under the schemes are equivalent to those arising in a defined contribution retirement benefit plan.
Termination benefits
Termination benefits are recognized at the earlier of when the Group can no longer withdraw the offer of those benefits and when it recognizes restructuring costs involving the payment of termination benefits.
Share-based payment transactions
Equity-settled share-based payment transactions
Share options/awarded shares granted to employees
The fair value of services received determined by reference to the fair value of the share options and awarded shares granted at the date of grant is expensed as staff costs on a straight-line basis over the vesting period, with a corresponding increase in share incentive plan reserve (see Note 26).
At the end of the reporting period, the Group revises its estimates of the number of share options and awarded shares that are expected to ultimately vest. The impact of the revision of the original estimates during the vesting period, if any, is recognized in profit or loss for the year such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate. On the vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to share incentive plan reserve or capital reserve where appropriate) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares.
When share options are exercised/restricted shares are issued, the amount previously recognized in share incentive plan reserve will be transferred to additional paid in capital. When the share options are forfeited after the vesting date or are still not exercised at the expiry date, the amount previously recognized in share incentive plan reserve will be transferred to retained profits.

Taxation

Intangible assets
Intangible assets
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses (see the accounting policy in respect of impairment losses on tangible and intangible assets below).

Research and development expenditure

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value.
Costs of inventories are determined on a weighted average method and comprise all costs of purchase, costs of conversion and other costs incurred in bring the inventories to their present location and condition.
Net realizable value represents the estimated selling price for inventories in the ordinary course of business less all estimated costs of completion and costs necessary to make the sale.
When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Financial instruments
Financial instruments
Financial assets and financial liabilities are recogni
z
ed when a group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recogni
z
ed and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.
Financial assets and financial liabilities are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (“FVTPL”) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets
Classification and subsequent measurement of financial assets (upon application of IFRS 9)
Financial assets that meet the following conditions are subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at fair value through profit or loss (“
FVTPL
”).
A financial asset is classified as held for trading if:

•	it has been acquired principally for the purpose of selling in the near term; or

•	on initial recognition it is a part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
In addition, the Group may irrevocably designate a financial asset that are required to be measured at the amortized cost as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

(i)	Amortized cost and interest income
Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit impaired.

(ii)	Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other gains and losses” line item.
Impairment of financial assets (upon application of IFRS 9 on January 1, 2018)
The Group recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, bank deposits and bank balances). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

General approach
ECLs are recognized in two measurement bases. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 —	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 —	Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 —	Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs
Simplified approach
For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity instruments
Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Interest expense is recognized on an effective interest basis.
Financial liabilities
Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. They are subsequently stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.
Trade and other payables are initially recognized at fair value. They are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.
Derecognition
The Group derecognizes a financial liability when, and only when, the Group’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Impairment of non-financial assets
Impairment of
non-financial
assets
Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

–	property, plant and equipment

–	right-of-use assets; and

–	intangible assets.

If any such indication exists, the recoverable amount of the asset is estimated. In addition, for intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.
The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).
An impairment loss is recognized in profit or loss whenever the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).
An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount.
A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term, highly liquid investments readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Provisions and contingent liabilities
Provisions and contingent liabilities
Provisions are recognized for liabilities of uncertain timing or amount when the Group or the Company has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Earnings (Loss) per share
Earnings (Loss) per share
Basic earnings (loss) per share are calculated by dividing profit (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the years.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

Anti-dilutive potential ordinary shares are not considered in the calculation of the diluted earnings per share. Potential ordinary shares are anti-dilutive when the conversion of ordinary shares increases the earnings per share or decreases the net losses per share.

Translation into United States dollar
Translation into United States dollar
The consolidated financial statements of the Group are stated in RMB. The translation of RMB amounts as of and for the year ended December 31, 2020 into US$ is included solely for the convenience of readers and was made at the rate of RMB6.525 to US$1.00, which was based on the noon buying rate on December 31, 2020 in The City of New York cable transfers of RMB as certified for customers purposes by the Federal Reserve Bank of New York. Such translations should not be construed as representation that RMB amounts could be converted, realized or settled into US$ at the rate stated above or at any other rate.

Segment reporting
Segment reporting
Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s chief operating decision maker for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.
Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.